Label	Element	Value
Document And Entity Information Elements	aicii_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 26, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 26, 2012
Prospectus Date	rr_ProspectusDate	Sep. 26, 2012